Commitments	12 Months Ended
Feb. 28, 2014
Commitments [Text Block]
11.	Commitments

The Company is committed to certain agreements and operating leases. The minimum amounts due over the remaining terms of those agreements are as follows:

2015	$747,616
2016	751,449
2017	767,772
2018	495,182
2019	113,556
and thereafter	438,165

Total future minimum payments	$3,313,740

During the years ended February 28, 2014, February 28, 2013 and February 29, 2012, the Company incurred rental expenses of $723,437, $931,224, and $893,951 respectively.

The Company has committed to certain purchase obligations as follows:

2015	$867,788
2016	122,587
2017	129,302
2018	2,544
2019	424
and thereafter	-

Total future minimum payments	$1,122,645